UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1.   Schedule of Investments

Schroder International Alpha Fund

Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 98.2%
	Australia — 4.0%
321,298	Atlas Iron (1)	1,429,560
33,649	Newcrest Mining	1,462,036
		2,891,596
	Belgium — 2.2%
27,881	Anheuser-Busch InBev	1,610,715

	Brazil — 3.4%
56,146	Anhanguera Educacional Participacoes	1,080,427
40,872	Petroleo Brasileiro ADR	1,388,422
		2,468,849
	Canada — 6.3%
17,167	Niko Resources	1,181,321
30,904	Suncor Energy	1,185,155
22,392	Teck Resources Class B	1,110,103
13,817	Toronto-Dominion Bank	1,106,778
		4,583,357
	China — 1.4%
4,659	Baidu ADR (1)	731,789
367,000	Nine Dragons Paper Holdings	310,801
		1,042,590
	Finland — 1.5%
21,735	Metso	1,066,681

	France — 10.8%
54,013	AXA	1,017,619
14,420	BNP Paribas	942,165
37,014	GDF Suez	1,214,385
6,558	LVMH Moet Hennessy Louis Vuitton	1,205,858
33,750	Safran	1,408,008
7,259	Schneider Electric	1,055,181
42,684	Veolia Environnement	969,491
		7,812,707
	Germany — 4.9%
11,405	Bayerische Motoren Werke	1,144,352
34,135	GEA Group	1,190,322
18,815	SAP	1,180,112
		3,514,786
	Hong Kong — 2.0%
43,072	Jardine Strategic Holdings	1,410,177

	Israel — 1.6%
20,420	Check Point Software Technologies (1)	1,177,213

	Italy — 2.0%
284,016	Intesa Sanpaolo	659,582
133,500	Prada (1)	813,669
		1,473,251
	Japan — 15.1%
9,100	FANUC	1,729,107
48,100	Honda Motor	1,926,752
38,800	Mitsubishi	1,041,025
184,000	Sekisui Chemical	1,706,230
55,500	Seven & I Holdings	1,584,374
43,900	Sumitomo Mitsui Financial Group	1,389,681
138,000	Yaskawa Electric	1,534,530
		10,911,699
	Netherlands — 2.8%
99,814	ING Groep (1)	1,078,683
20,791	Randstad Holding	938,934
		2,017,617
	New Zealand — 2.4%
743,116	Telecom Corp. of New Zealand	1,714,446

	Norway — 3.4%
83,450	DnB NOR	1,218,950
50,675	Statoil	1,253,455
		2,472,405
	Russia — 1.5%
74,228	Sberbank Savings Bank of the Russian Federation ADR	1,109,709

	Singapore — 1.6%
67,000	United Overseas Bank	1,138,755

	South Korea — 3.0%
1,451	Samsung Electronics	1,161,901
20,757	Shinhan Financial Group	994,524
		2,156,425

Shares		Value $

	Sweden — 1.4%
50,461	Hexagon Class B	1,030,422

	Switzerland — 6.8%
23,690	Julius Baer Group	1,011,588
80,120	Nobel Biocare Holding	1,538,068
39,008	Novartis	2,403,618
		4,953,274
	United Kingdom — 20.1%
72,621	BG Group	1,721,662
102,799	Capita Group	1,211,803
88,469	Diageo	1,808,335
80,151	GlaxoSmithKline	1,794,907
254,295	Kingfisher	1,055,022
108,010	Prudential	1,223,578
17,660	Rio Tinto	1,246,745
141,334	Rolls-Royce Holdings	1,514,069
134,412	United Utilities Group	1,298,683
78,987	Xstrata	1,680,009
		14,554,813
	TOTAL COMMON STOCK (Cost $63,008,156)	71,111,487

	EQUITY-LINKED WARRANTS (1)(2)(3) — 0.9%
	India — 0.9%
46,555	Shriram Transport Finance, Expires 01/18/13 (Cost $187,100)	671,137

	SHORT-TERM INVESTMENT (4) — 0.2%
102,002	JPMorgan Prime Money Market Fund, 0.010% (Cost $102,002)	102,002

	TOTAL INVESTMENTS — 99.3% (Cost $63,297,258)*	71,884,626
	OTHER ASSETS LESS LIABILITIES — 0.7%	533,206
	NET ASSETS — 100%	$72,417,832

(1)	Denotes non-income producing security.
(2)	Securities are not readily marketable.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2011, the value of these securities amounted to $671,137, representing 0.9% of the net assets of the Fund.

(4)	The rate shown represents the 7-day current yield as of July 31, 2011.

ADR — American Depositary Receipt

* At July 31, 2011, the tax basis cost of the Fund’s investments was $63,297,258, and the unrealized appreciation and depreciation were $10,030,438 and $(1,443,070), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder U.S. Opportunities Fund

Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 89.1%
	Auto & Transportation — 0.9%
7,000	Atlas Air Worldwide Holdings (1)	366,730
8,800	BorgWarner (1)	700,656
28,400	Modine Manufacturing (1)	423,444
		1,490,830
	Consumer Discretionary — 18.1%
98,800	Ambassadors Group	841,776
26,200	American Greetings Class A	580,854
43,900	Arbitron	1,717,368
48,800	Bally Technologies (1)	1,924,184
10,700	Capella Education (1)	457,425
31,800	Children’s Place (1)	1,536,576
21,900	Citi Trends (1)	307,257
98,000	Clear Channel Outdoor Holdings Class A (1)	1,151,500
96,700	Collective Brands (1)	1,139,126
54,600	DreamWorks Animation SKG Class A (1)	1,193,556
1,900	Dunkin’ Brands Group (1)	54,967
34,500	Harman International Industries	1,435,200
60,900	Healthcare Services Group	955,521
28,100	Jarden	870,819
14,200	Lamar Advertising Class A (1)	361,532
15,600	Life Time Fitness (1)	651,456
16,000	Lithia Motors Class A	330,240
54,200	LKQ (1)	1,331,694
16,200	Matthews International Class A	586,278
16,000	Men’s Wearhouse	524,640
14,200	Meredith	423,870
59,100	Monster Worldwide (1)	693,834
66,800	Pinnacle Entertainment (1)	963,924
71,700	Progressive Waste Solutions	1,615,401
76,400	Rent-A-Center	2,066,620
17,900	Scholastic	514,088
58,400	Scientific Games Class A (1)	533,776
12,900	Six Flags Entertainment	454,209
37,700	Sonic Automotive Class A	590,759
75,734	Standard Parking (1)	1,260,214
35,600	Valassis Communications (1)	954,080
53,300	Waste Connections	1,718,392
156,300	Wendy’s	823,701
26,700	WMS Industries (1)	736,119
		31,300,956
	Consumer Staples — 1.6%
49,300	Nash Finch	1,764,940
25,600	Pantry (1)	456,192
9,800	Sanderson Farms	452,956
		2,674,088
	Financial Services — 14.5%
24,676	Alterra Capital Holdings	537,690
25,400	Altisource Portfolio Solutions (1)	859,536
68,600	Apollo Global Management LLC Class A	1,187,466
12,500	Bank of Hawaii	560,125
65,900	Brown & Brown	1,437,279
15,800	Cash America International	884,168
68,800	Colonial Properties Trust REIT	1,482,640
69,520	CVB Financial	673,649
6,500	Equity Lifestyle Properties REIT	423,540
61,000	FirstMerit	891,210
31,100	Genpact (1)	513,150
24,700	Home Properties REIT	1,618,344
12,400	Iberiabank	632,028
13,600	Infinity Property & Casualty	689,112
42,800	Knight Capital Group Class A (1)	484,068
24,600	Lazard LP Class A	826,560
23,300	MB Financial	470,427
5,500	Navigators Group (1)	259,270
167,200	Ocwen Financial (1)	2,155,208
66,600	Old National Bancorp	679,320
51,100	Pebblebrook Hotel Trust REIT	1,010,247
19,700	Primerica (1)	425,914
7,400	Protective Life	157,324
70,800	Redwood Trust REIT	1,014,564
23,200	Reinsurance Group of America	1,350,472
9,000	RLI	568,350
11,466	Sabra Health Care REIT	165,225
31,900	Simmons First National Class A	770,704
18,200	SVB Financial Group (1)	1,110,564
24,500	Westamerica Bancorporation	1,149,785
		24,987,939
	Health Care — 11.8%
25,700	Amedisys (1)	664,602
16,600	AMERIGROUP (1)	913,000
49,600	Brookdale Senior Living (1)	1,060,944
34,800	Centene (1)	1,141,788
11,600	Cepheid (1)	438,016
23,700	Cooper	1,812,813
11,300	Fluidigm (1)	191,648
55,400	Gentiva Health Services (1)	996,646
28,100	Haemonetics (1)	1,840,550
3,600	HMS Holdings (1)	272,160
19,000	Insulet (1)	373,540
9,200	IPC The Hospitalist (1)	416,116
21,720	Kindred Healthcare (1)	409,205
250,000	Lexicon Pharmaceuticals (1)	420,000
39,800	Masimo	1,105,644
16,600	Medicis Pharmaceutical Class A	617,188

Shares		Value $

5,600	NuVasive (1)	160,272
19,300	Onyx Pharmaceuticals (1)	636,514
12,600	Orthofix International (1)	532,098
44,700	Parexel International (1)	917,691
23,200	Salix Pharmaceuticals (1)	899,696
13,100	Seattle Genetics (1)	223,093
16,900	Sirona Dental Systems (1)	854,802
41,200	Team Health Holdings (1)	906,812
5,600	Techne	424,424
21,100	Volcano (1)	662,751
33,400	West Pharmaceutical Services	1,465,258
		20,357,271
	Materials & Processing — 8.5%
22,500	AMCOL International	689,850
43,200	Cabot	1,689,120
32,500	Cytec Industries	1,820,000
78,100	Graham Packaging (1)	1,979,835
40,100	Innophos Holdings	1,932,820
27,100	Kaiser Aluminum	1,512,722
102,000	KapStone Paper and Packaging (1)	1,590,180
29,200	Olin	610,572
19,100	Quaker Chemical	774,314
21,700	Silgan Holdings	841,526
20,800	Sonoco Products	666,640
32,300	SunCoke Energy (1)	553,299
		14,660,878
	Other Energy — 5.9%
11,500	Carrizo Oil & Gas (1)	441,600
107,400	Helix Energy Solutions Group (1)	2,102,892
26,600	Petroleum Development (1)	966,112
67,300	Petroquest Energy (1)	547,149
19,700	SM Energy	1,484,395
91,300	STR Holdings (1)	1,256,288
50,400	Superior Energy Services (1)	2,091,096
19,600	Swift Energy (1)	746,760
41,500	Thermon Group Holdings (1)	581,000
		10,217,292
	Producer Durables — 11.6%
17,600	Allegiant Travel (1)	757,328
23,200	Applied Industrial Technologies	740,544
54,900	Compass Diversified Holdings	821,853
87,400	Dycom Industries (1)	1,489,296
34,400	EnPro Industries (1)	1,590,656
11,900	FEI (1)	393,176
47,300	Forrester Research	1,494,680
48,700	FTI Consulting (1)	1,767,323
12,700	Genesee & Wyoming Class A (1)	699,008
101,500	GrafTech International (1)	1,954,890
164,700	Hawaiian Holdings (1)	774,090
28,350	IDEX	1,175,958
18,000	Michael Baker (1)	375,480
65,000	Orion Marine Group (1)	564,850
105,200	Power-One (1)	758,492
9,500	Regal-Beloit	575,985
32,900	Rofin-Sinar Technologies (1)	1,032,402
21,200	Shaw Group (1)	548,656
31,363	Stantec (1)(2)	894,350
15,700	Towers Watson	960,055
79,800	Wabash National (1)	599,298
		19,968,370
	Technology — 11.6%
17,600	AboveNet	1,071,664
33,000	Aeroflex Holding (1)	471,900
207,500	Anadigics (1)	651,550
27,300	Ariba (1)	902,811
84,100	Atmel (1)	1,017,610
136,600	Cadence Design Systems (1)	1,411,078
25,700	Cogent Communications Group (1)	387,299
63,200	comScore (1)	1,378,392
31,600	Digital River (1)	805,800
8,566	EXFO (1)	64,330
11,000	Gartner (1)	406,010
10,400	Hittite Microwave (1)	582,296
6,500	Informatica (1)	332,345
180,400	Integrated Device Technology (1)	1,233,936
52,600	Kenexa (1)	1,344,982
44,900	Mitel Networks (1)	199,805
32,500	Netscout Systems (1)	495,625
99,960	Parametric Technology (1)	2,078,169
10,150	Progress Software (1)	244,615
43,100	QLogic (1)	653,827
21,500	Scansource (1)	794,425
42,900	Standard Microsystems (1)	1,015,014
51,147	TNS (1)	864,384
98,900	TriQuint Semiconductor (1)	743,728
37,900	Websense (1)	859,572
		20,011,167
	Utilities — 4.6%
52,900	Cleco	1,836,688
35,100	IDACORP	1,376,271
52,800	NorthWestern	1,690,656
98,000	Pike Electric (1)	861,420
58,500	Unisource Energy	2,153,970
		7,919,005
	TOTAL COMMON STOCK (Cost $131,891,778)	153,587,796

Shares		Value $

	SHORT-TERM INVESTMENT (3) — 11.1%
19,217,634	JPMorgan Prime Money Market Fund, 0.010% (Cost $19,217,634)	19,217,634

	TOTAL INVESTMENTS — 100.2% (Cost $151,109,412)*	172,805,430
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(339,314)
	NET ASSETS — 100%	$172,466,116

(1)	Denotes non-income producing security.
(2)	Canada-domiciled company.
(3)	The rate shown represents the 7-day current yield as of July 31, 2011.

LLC — Limited Liability Company

LP — Limited Partnership

REIT — Real Estate Investment Trust

* At July 31, 2011, the tax basis cost of the Fund’s investments was $151,321,963, and the unrealized appreciation and depreciation were $28,446,157 and $(6,962,690), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2011 (unaudited)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Schroder Funds’ investments carried at value:

Schroder International Alpha Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)(2)	$71,111,487	$—	$—	$71,111,487
Equity-Linked Warrants	—	671,137	—	671,137
Short-Term Investment	102,002	—	—	102,002
Total Investments in Securities	$71,213,489	$671,137	$—	$71,884,626

Schroder U.S. Opportunities Fund (3)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (2)	$153,587,796	$—	$—	$153,587,796
Short-Term Investment	19,217,634	—	—	19,217,634
Total Investments in Securities	$172,805,430	$—	$—	$172,805,430

(1)

The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may be valued at fair value.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)	There were no significant transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2011 through July 31, 2011 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2011

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2011

*      Print the name and title of each signing officer under his or her signature.